SUPPLEMENT

DATED JULY 27, 2004

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2004

REGATTA CHOICE II

The above Statement of Additional Information ("SAI") is hereby amended to add the following tables under the heading "CALCULATION OF PERFORMANCE INFORMATION."

Under "Standardized Average Annual Total Return," the following table is added to the SAI in states in which the Secured Returns 2 Benefit rider is available for sale:

REGATTA CHOICE II

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	-0.69	3.20		3.88
Capital Appreciation S Class	11/30/1989	17.37	-8.73	3.79	5.77
Capital Opportunities S Class	6/3/1996	16.85	-4.80		4.18
Core Equity S Class	5/12/1997	16.36	-3.70		1.26
Emerging Growth S Class	5/1/1995	19.92	-7.75		5.13
Emerging Markets Equity S Class	6/5/1996	40.48	7.97		1.08
Global Governments S Class	11/30/1989	4.60	1.66	2.74	4.60
Global Growth S Class	11/16/1993	23.83	1.17	5.63	6.17
Global Total Return S Class	11/7/1994	11.50	1.32		6.77
Government Securities S Class	11/30/1989	-7.51	1.93	3.32	4.34
High Yield S Class	11/30/1989	10.20	0.92	3.39	5.50
International Growth S Class	6/3/1996	26.99	1.26		0.22
International Value S Class	10/2/1995	21.94	0.40		3.63
Managed Sectors S Class	11/30/1989	13.82	-6.10	3.71	5.23
Mass Investors Growth S Class	5/5/1998	11.80	-6.76		-2.91
Mass Investors Trust S Class	10/31/1991	11.37	-6.23	6.39	6.56
Mid Cap Growth S Class	8/31/2000	25.99			-22.01
Mid Cap Value S Class	4/30/2002	20.67			-4.15
Money Market S Class	11/30/1989	-8.85	-0.52	1.15	1.41
New Discovery S Class	5/5/1998	23.72	2.72		3.33
Research S Class	11/7/1994	13.92	-6.15		6.10
Research International S Class	5/5/1998	22.15	2.97		1.28
Strategic Growth S Class	11/1/1999	15.92			-10.66
Strategic Income S Class	5/6/1998	2.05	2.30		1.90
Strategic Value S Class	4/30/2002	16.19			-6.48
Technology S Class	6/16/2000	33.86			-25.68
Total Return S Class	11/30/1989	5.98	2.07	6.93	7.35
Utilities S Class	11/16/1993	24.72	-1.75	7.11	6.99
Value S Class	5/5/1998	14.00	3.11		3.46

Under "Non-Standardized Average Annual Total Return," the following table is added to the SAI in states in which the Secured Returns 2 Benefit rider is available for sale:

REGATTA CHOICE II

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	6.94	4.32		4.73
Capital Appreciation S Class	8/13/1985	25.65	-7.68	3.98	8.21
Capital Opportunities S Class	6/3/1996	25.13	-3.72		4.38
Core Equity S Class	5/12/1997	24.63	-2.58		1.91
Emerging Growth S Class	5/1/1995	28.20	-6.70		5.30
Emerging Markets Equity S Class	6/5/1996	48.76	8.94		1.40
Global Governments S Class	5/16/1988	12.69	2.87	3.00	4.78
Global Growth S Class	11/16/1993	32.11	2.31	5.83	6.37
Global Total Return S Class	11/7/1994	19.77	2.50		6.98
Government Securities S Class	8/12/1985	-0.47	3.10	3.56	5.24
High Yield S Class	8/13/1985	18.47	2.11	3.63	5.58
International Growth S Class	6/3/1996	35.27	2.43		0.52
International Value S Class	10/2/1995	30.22	1.57		3.90
Managed Sectors S Class	5/27/1988	22.10	-5.05	3.89	7.55
Mass Investors Growth S Class	5/5/1998	20.08	-5.70		-2.06
Mass Investors Trust S Class	12/5/1986	19.65	-5.14	6.56	7.47
Mid Cap Growth S Class	8/31/2000	34.27			-20.46
Mid Cap Value S Class	4/30/2002	28.95			0.37
Money Market S Class	8/29/1985	-1.93	0.62	1.41	2.24
New Discovery S Class	5/5/1998	32.00	3.82		4.17
Research S Class	11/7/1994	22.20	-5.07		6.28
Research International S Class	5/5/1998	30.42	4.08		2.20
Strategic Growth S Class	11/1/1999	24.20			-9.38
Strategic Income S Class	5/6/1998	9.92	3.46		2.82
Strategic Value S Class	4/30/2002	24.47			-2.10
Technology S Class	6/16/2000	42.13			-24.28
Total Return S Class	5/16/1988	14.19	3.23	7.13	7.93
Utilities S Class	11/16/1993	32.99	-0.62	7.29	7.18
Value S Class	5/5/1998	22.27	4.23		4.30

Under "Standardized Non-Standardized Average Annual Total Return," the following table is added to the SAI in states in which the Secured Returns 2 Benefit rider is available for sale:

REGATTA CHOICE II

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	-0.69	3.20		3.88
Capital Appreciation S Class	8/13/1985	17.37	-8.73	3.79	8.10
Capital Opportunities S Class	6/3/1996	16.85	-4.80		4.18
Core Equity S Class	5/12/1997	16.36	-3.70		1.26
Emerging Growth S Class	5/1/1995	19.92	-7.75		5.13
Emerging Markets Equity S Class	6/5/1996	40.48	7.97		1.08
Global Governments S Class	5/16/1988	4.60	1.66	2.74	4.58
Global Growth S Class	11/16/1993	23.83	1.17	5.63	6.17
Global Total Return S Class	11/7/1994	11.50	1.32		6.77
Government Securities S Class	8/12/1985	-7.51	1.93	3.32	5.06
High Yield S Class	8/13/1985	10.20	0.92	3.39	5.41
International Growth S Class	6/3/1996	26.99	1.26		0.22
International Value S Class	10/2/1995	21.94	0.40		3.63
Managed Sectors S Class	5/27/1988	13.82	-6.10	3.71	7.43
Mass Investors Growth S Class	5/5/1998	11.80	-6.76		-2.91
Mass Investors Trust S Class	12/5/1986	11.37	-6.23	6.39	7.32
Mid Cap Growth S Class	8/31/2000	25.99			-22.01
Mid Cap Value S Class	4/30/2002	20.67			-4.15
Money Market S Class	8/29/1985	-8.85	-0.52	1.15	2.02
New Discovery S Class	5/5/1998	23.72	2.72		3.33
Research S Class	11/7/1994	13.92	-6.15		6.10
Research International S Class	5/5/1998	22.15	2.97		1.28
Strategic Growth S Class	11/1/1999	15.92			-10.66
Strategic Income S Class	5/6/1998	2.05	2.30		1.90
Strategic Value S Class	4/30/2002	16.19			-6.48
Technology S Class	6/16/2000	33.86			-25.68
Total Return S Class	5/16/1988	5.98	2.07	6.93	7.77
Utilities S Class	11/16/1993	24.72	-1.75	7.11	6.99
Value S Class	5/5/1998	14.00	3.11		3.46